Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Reinsurance

8. Reinsurance

The Company has reinsurance agreements under which it reinsures all of its business to ALIC or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

As of December 31, 2011, 89.1% of the total reinsurance recoverables were related to ALIC and 10.9% were related to non-affiliated reinsurers. As of December 31, 2011 and 2010, 98% and 97%, respectively, of the Company’s non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2011	2010	2009
Direct	$1,266,264	$1,228,272	$1,194,526
Assumed	7,057	7,465	7,849
Ceded:
Affiliate	(833,149)	(782,113)	(734,369)
Non-affiliate	(440,172)	(453,624)	(468,006)

Premiums and contract charges, net of reinsurance	$—	$—	$—

The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ in thousands)	2011	2010	2009
Direct	$1,893,124	$2,186,031	$2,159,262
Assumed	7,337	8,153	11,101
Ceded:
Affiliate	(1,408,953)	(1,683,487)	(1,621,011)
Non-affiliate	(491,508)	(510,697)	(549,352)

Interest credited to contractholder funds, contract benefits and expenses, net of reinsurance	$—	$—	$—